Events (Unaudited) Subsequent To The Date Of The Independent Auditor's Report	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Events (Unaudited) Subsequent To The Date Of The Independent Auditor's Report
26. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR'S REPORT
Significant New Business
The table below sets forth a summary of significant new business that we have completed between January 1, 2021 and March 31, 2021 and included in our unaudited condensed consolidated financial statements as of March 31, 2021:

Transaction	Date Completed	Total Assets Assumed	Deferred Charge Asset (1)	Total Liabilities Assumed	Net Fair Value Adjustment (2)	Primary Nature of Business
CNA (3)	February 5, 2021	$651,736	$105,479	$757,215	N/A	U.S. excess workers' compensation
Liberty Mutual (3)	January 8, 2021	$363,159	$25,402	$388,561	N/A	U.S. energy liability, construction liability and homebuilders liability
The table below sets forth a summary of significant new business that we have completed between April 1, 2021 and June 11, 2021 or is pending completion as of June 11, 2021:

Transaction	Date Transaction Announced or Completed	Initial Estimate of Liabilities Assumed	Primary Nature of Business
Hiscox (3)	Completed on June 3, 2021	$520,000	Diversified portfolio of legacy insurance business, including surplus lines broker business
AXA Group (3) (4)	Completed on May 3, 2021	$1,395,000	Diversified mix of global casualty and professional lines
ProSight (3)	N/A - Announced January 15, 2021	$500,000	U.S. discontinued workers' compensation and excess workers' compensation lines of business and adverse development cover on a diversified mix of general liability classes of business
(1) Where the estimated ultimate losses payable exceed the premium consideration received at the inception of the agreement, a deferred charge asset is recorded.
(2) When the fair value option is elected for any retroactive reinsurance agreement, an initial net fair value adjustment is recorded at the inception of the agreement.
(3) As of December 31, 2020, the transactions with CNA, Liberty Mutual, Hiscox, AXA Group and ProSight had not closed; therefore, the related balances were not included in our consolidated financial statements as of December 31, 2020.
(4) The loss portfolio transfer and adverse development cover transaction with AXA Group was completed by one of our (re)insurance subsidiaries and guaranteed by Enstar.
Divestitures
Atrium Exchange Transaction
During the first quarter of 2021, we recognized a loss of $7.8 million on completion of the Exchange Transaction. As of March 31, 2021, our remaining investment in Northshore was accounted for as a privately held equity investment and carried at its fair value of $34.0 million.
In addition, as a result of the completion of the Exchange Transaction, our investment in Core Specialty was reduced by $4.0 million during the first quarter of 2021.
StarStone International
On March 15, 2021, we sold SUL, the Lloyd's managing agency, together with the right to operate Lloyd's Syndicate 1301, to Inigo. Upon closing, Enstar, the Trident V Funds and the Dowling Funds received consideration of $30.0 million in the form of Inigo shares and $0.6 million in cash. Following the completion of the sale of SUL to Inigo on March 15, 2021, we recognized a gain on the sale of $23.1 million in the first quarter of 2021.
In addition, Enstar and the Trident V Funds have committed to invest up to $27.0 million and $18.0 million, respectively, into Inigo. As of March 31, 2021, Enstar had funded $16.9 million of its capital commitment to Inigo, with $10.1 million yet to be called by Inigo. As of March 31, 2021, our investment in Inigo was $34.6 million representing 6.5% of the total outstanding ordinary shares of Inigo and was accounted for as a privately held equity investment and carried at fair value.
Furthermore, effective June 1, 2021, the management of Syndicate 2008 and Syndicate 1301 (2020 and prior underwriting years) was novated from SUL to Enstar Managing Agency Limited.
Letters of Credit
$90.0 million Funds at Lloyd’s Deposit Facility
On May 6, 2021, we entered into a $90.0 million Funds at Lloyd's Deposit Facility. We will use this facility to satisfy a portion of our Funds at Lloyd’s requirements. Under this facility, a third-party lender deposits a requested market valuation amount of eligible securities into Lloyd’s on behalf of our Lloyd’s corporate member. We may request additional commitments under the facility in an aggregate amount not to exceed $10.0 million, and the facility is scheduled to expire on May 6, 2023. As of June 11, 2021 the aggregate amount of eligible securities requested as deposits under the facility was $90.0 million.
$100.0 million Letter of Credit Facility
On May 24, 2021, we entered into an uncommitted letter of credit facility and procured the issuance of a $100.0 million letter of credit thereunder. We use the letter of credit issued under this facility to provide collateral support for certain reinsurance obligations of our subsidiaries. As of June 11, 2021, the aggregate amount of letters of credit issued under the facility was $100.0 million.
$250.0 million Letter of Credit Facility
On June 3, 2021, we entered into an uncommitted letter of credit facility, and on June 4, 2021, we procured the issuance of a $250.0 million letter of credit thereunder. We use the letter of credit issued under this facility to provide collateral support for certain reinsurance obligations of our subsidiaries. As of June 11, 2021, the aggregate amount of letters of credit issued under the facility was $250.0 million.
Shareholders' Equity
Voting Ordinary Shares
Share Repurchases
On February 25, 2021, our Board of Directors approved an extension of the duration of the Repurchase Program through March 1, 2022. Subsequent to December 31, 2020, we repurchased 18,103 ordinary shares at an average price of $234.73 for an aggregate price of $4.2 million. As of June 11, 2021, the remaining capacity under the Repurchase Program was $119.7 million.
Non-Voting Ordinary Shares
Warrants to acquire 175,901 Series C Non-Voting Ordinary Shares for an exercise price of $115.00 per share were exercised on a non-cash basis during the three months ended March 31, 2021, which resulted in a total of 89,590 Series C Non-Voting Ordinary Shares being issued in the period. As of March 31, 2021, there were no warrants outstanding following the exercise described above.
Dividends on Preferred Shares
On May 5, 2021, we declared $7.0 million and $1.9 million of dividends on the Series D and E Preferred Shares, respectively, to be paid on June 1, 2021 to shareholders of record as of May 15, 2021.
Related Party Transactions
Stone Point
On March 19, 2021, we entered into a commitment letter to invest $12.0 million in T-VIII Celestial Co-Invest LP, an entity formed by Stone Point to participate in a private equity transaction to acquire CoreLogic, Inc. (NYSE: CLGX). The transaction closed on April 20, 2021, and we funded our capital commitment on April 29, 2021.
Hillhouse
During the first quarter of 2021, Hillhouse Capital exercised the warrants described above and we redeemed our investments in the other Hillhouse Funds at their carrying value plus an implied interim return and received $381.3 million in the form of additional interest in the InRe Fund.
AnglePoint previously received sub-advisory services with respect to InRe Fund from its affiliate, AnglePoint HK, an investment advisory company licensed by the Securities and Futures Commission in Hong Kong. Pursuant to the TRA, we acquired an option to buy AnglePoint HK, which we also had the right to assign to a third-party. On April 1, 2021, we entered into a Designation Agreement with Jie Liu (the "Designation Agreement"), pursuant to which we designated Mr. Liu, an AnglePoint HK partner, as the purchaser of AnglePoint HK, and he acquired the company from an affiliate of Hillhouse Capital on the same day. AnglePoint simultaneously assigned its investment management agreement with InRe Fund to AnglePoint HK. The Designation Agreement requires us and AnglePoint HK to amend the InRe Fund investment management agreement and limited partnership agreement to incorporate a revised fee structure for AnglePoint HK and certain other agreed changes.
In April 2021, we redeemed $800 million of our investment in the InRe Fund for cash.
We will re-evaluate our conclusions with regard to consolidation of the InRe Fund in accordance with the accounting for variable interest entities at the June 30, 2021 balance sheet measurement date.